Other income, net	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Other income, net
13.	Other income, net

Other income, net is comprised of the following for the three months ended March 31, 2012 and 2011:

In millions	Three months ended March 31,
	2012	2011
Interest income	$4	$5
Equity investment gain	0	10
Other	6	5

	$10	$20

N.	Other income, net

Components of other income, net are as follows:

	Years ended December 31,
In millions	2011	2010	2009
Interest income	$23	$17	$15
Charges from early extinguishments of debt	0	(6)	(23)
Equity investment gain[1]	10	0	0
Foreign currency exchange gains (losses)	2	(3)	3
Gains on sales of certain assets	0	0	16
Alternative fuel mixture credit[2]	0	0	375
Other, net	(7)	0	(8)

	$28	$8	$378

[1]

For the year ending December 31, 2011, the company recorded a pre-tax gain of $10 million pursuant to the sale of commercial real estate consummated through an equity investment held by the Community Development and Land Management segment.

[2]	Through December 31, 2009, the U.S. Internal Revenue Code allowed an excise tax credit for alternative fuel mixtures produced by a taxpayer for use as a fuel in a taxpayer’s trade or business.